Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income before income taxes:
Domestic	¥ 93,353	¥ 81,713	¥ 77,813
Foreign	52,915	19,650	37,080
Income before income taxes	146,268	101,363	114,893
Current income taxes:
Domestic	32,761	27,906	20,685
Foreign	8,139	11,749	13,514
Total current income taxes	40,900	39,655	34,199
Deferred income taxes:
Domestic	3,368	1,045	(1,148)
Foreign	6,986	(6,688)	(2,916)
Total deferred income taxes	10,354	(5,643)	(4,064)
Total income taxes	¥ 51,254	¥ 34,012	¥ 30,135